Related Party Transactions - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 09, 2011	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Related Party Transaction [Line Items]
Management fees and expenses		$ 162,000	$ 1,041,000	$ 9,488,000	$ 1,359,000	$ 1,325,000
Related party lease expense		600,000	800,000	1,100,000	1,600,000	1,600,000
Vestar
Related Party Transaction [Line Items]
Management fee percentage of consolidated earnings before interest, taxes, depreciation, amortization and management fee	1.00%
Management fees and expenses		200,000	$ 1,000,000	9,500,000	1,400,000	$ 1,300,000
Accrued liability related to management agreement		$ 200,000		600,000	$ 500,000
Advisory fee				$ 8,000,000
Vestar | Minimum
Related Party Transaction [Line Items]
Annual management fee for certain advisory and consulting services payable	$ 850,000